Deferred Income Taxes - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Taxes
Deferred tax assets	€ 0
Tax value of tax losses to be carried forward	43,000	€ 17,000	€ 14,000
Deferred tax liabilities	13,256	11,972	10,191
Wind Zaratan
Deferred Income Taxes
Tax value of tax losses to be carried forward	30,000	5,000	4,000
Deferred tax liabilities	13,000	12,000
Denmark
Deferred Income Taxes
Unrecognised deferred tax assets	52,000	12,000	13,000
UK
Deferred Income Taxes
Unrecognised deferred tax assets	€ 52,000	€ 89,000	€ 124,000